As filed with the Securities and Exchange Commission on February 14, 2014

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date)pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 14, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2014
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2014
Neal J. Andrews

DAVID O. BEIM*	Director
David O. Beim

RONALD W. FORBES*	Director
Ronald W. Forbes

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

HERBERT I. LONDON*	Director
Herbert I. London

IAN A. MACKINNON*	Director
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Director
Toby Rosenblatt

	KENNETH L. URISH*	Director
Kenneth L. Urish

	FREDERICK W. WINTER*	Director
Frederick W. Winter

	PAUL L. AUDET*	Director
Paul L. Audet

	HENRY GABBAY*	Director
Henry Gabbay

*By:	/s/ BENJAMIN ARCHIBALD		February 14, 2014
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Large Cap Series LLC has duly caused this Post-Effective to the Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 14, 2014.

MASTER LARGE CAP SERIES LLC

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2014
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2014
Neal J. Andrews

DAVID O. BEIM*	Director
David O. Beim

RONALD W. FORBES*	Director
Ronald W. Forbes

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

HERBERT I. LONDON*	Director
Herbert I. London

IAN A. MACKINNON*	Director
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Director
Toby Rosenblatt

	KENNETH L. URISH*	Director
Kenneth L. Urish

	FREDERICK W. WINTER*	Director
Frederick W. Winter

	PAUL L. AUDET*	Director
Paul L. Audet

	HENRY GABBAY*	Director
Henry Gabbay

*By:	/s/ BENJAMIN ARCHIBALD		February 14, 2014
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase